Capital Lease Obligations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sale Leaseback Transaction [Line Items]
Leased assets, carrying amount	$ 113,621		$ 43,973
Leased assets, cash consideration	95,526	0	43,935
Loss recognized in connection with sale-leaseback transaction	$ (18,095)		$ (38)
Purchaser-lessor lease payments period	3 years
Minimum
Sale Leaseback Transaction [Line Items]
Purchaser-lessor lease payments period	2 years
Maximum
Sale Leaseback Transaction [Line Items]
Purchaser-lessor lease payments period	4 years